GMDB, GMIB AND NO LAPSE GUARANTEE FEATURES (DETAILS2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Fair Value Of Separate Accounts By Major Category Of Investment [Line Items]
No lapse guaranteed benefit liability	$ 7	$ 10	$ 9	$ 8
Guaranteed Minimum Death Benefit [Member]
Schedule Of Fair Value Of Separate Accounts By Major Category Of Investment [Line Items]
Separate Account Investments by Investment Category	790	759
Guaranteed Minimum Income Benefit [Member]
Schedule Of Fair Value Of Separate Accounts By Major Category Of Investment [Line Items]
Separate Account Investments by Investment Category	61	59
No Lapse Guarantee Liability [Member]
Schedule Of Fair Value Of Separate Accounts By Major Category Of Investment [Line Items]
No lapse guaranteed benefit liability	1	1
Equity [Member] | Guaranteed Minimum Death Benefit [Member]
Schedule Of Fair Value Of Separate Accounts By Major Category Of Investment [Line Items]
Separate Account Investments by Investment Category	696	643
Equity [Member] | Guaranteed Minimum Income Benefit [Member]
Schedule Of Fair Value Of Separate Accounts By Major Category Of Investment [Line Items]
Separate Account Investments by Investment Category	52	47
Fixed Income Investments [Member] | Guaranteed Minimum Death Benefit [Member]
Schedule Of Fair Value Of Separate Accounts By Major Category Of Investment [Line Items]
Separate Account Investments by Investment Category	57	73
Fixed Income Investments [Member] | Guaranteed Minimum Income Benefit [Member]
Schedule Of Fair Value Of Separate Accounts By Major Category Of Investment [Line Items]
Separate Account Investments by Investment Category	8	9
Balanced [Member] | Guaranteed Minimum Death Benefit [Member]
Schedule Of Fair Value Of Separate Accounts By Major Category Of Investment [Line Items]
Separate Account Investments by Investment Category	16	15
Other Invested Assets [Member] | Guaranteed Minimum Death Benefit [Member]
Schedule Of Fair Value Of Separate Accounts By Major Category Of Investment [Line Items]
Separate Account Investments by Investment Category	21	28
Other Invested Assets [Member] | Guaranteed Minimum Income Benefit [Member]
Schedule Of Fair Value Of Separate Accounts By Major Category Of Investment [Line Items]
Separate Account Investments by Investment Category	$ 1	$ 3